UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-9789

Waddell & Reed Advisors Tax-Managed Equity Fund, Inc.
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(Exact name of registrant as specified in charter)

6300 Lamar Avenue, Overland Park, Kansas 66202
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(Address of principal executive offices) (Zip code)

Kristen A. Richards
6300 Lamar Avenue
Overland Park, Kansas 66202
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(Name and address of agent for service)

Registrant's telephone number, including area code: 913-236-2000

Date of fiscal year end: June 30

Date of reporting period: March 31, 2008

ITEM 1. SCHEDULE OF INVESTMENTS.

The Investments of Waddell & Reed Advisors Tax–Managed Equity Fund
March 31, 2008

COMMON STOCKS	Shares	Value

Aircraft – 2.81%
Boeing Company (The)	21,700	$1,613,829
Raytheon Company	21,500	1,389,115
		3,002,944

Beverages – 4.25%
Coca–Cola Company (The)	51,700	3,146,979
PepsiCo, Inc.	19,200	1,386,240
		4,533,219
Business Equipment and Services – 0.95%
IntercontinentalExchange, Inc.*	7,800	1,017,900

Capital Equipment – 5.24%
Deere & Company	43,600	3,507,184
Foster Wheeler Ltd.*	11,600	657,604
Illinois Tool Works Inc.	29,600	1,427,608
		5,592,396
Chemicals –– Petroleum and Inorganic – 3.80%
Monsanto Company	36,400	4,058,600

Communications Equipment – 6.67%
Cisco Systems, Inc.*	98,900	2,383,985
Marvell Technology Group Ltd.*	65,100	707,637
Nokia Corporation, Series A, ADR	68,300	2,173,989
QUALCOMM Incorporated	45,200	1,852,522
		7,118,133
Computers –– Micro – 2.24%
Apple Inc.*	16,700	2,396,784

Computers –– Peripherals – 4.06%
Electronic Arts Inc.*	49,500	2,470,050
Microsoft Corporation	65,700	1,859,967
		4,330,017
Consumer Electronics – 2.49%
Research In Motion Limited*	23,700	2,660,325

Defense – 1.98%
General Dynamics Corporation	25,400	2,117,598

Electrical Equipment – 1.04%
Emerson Electric Co.	21,600	1,111,536

Electronic Instruments – 0.88%
Thermo Fisher Scientific Inc.*	16,500	937,860

Health Care –– Drugs – 9.46%
Abbott Laboratories	54,600	3,011,190
Genentech, Inc.*	43,800	3,555,684
Gilead Sciences, Inc.*	68,700	3,539,081
		10,105,955
Health Care –– General – 6.08%
Baxter International Inc.	17,700	1,023,414
DENTSPLY International Inc.	40,600	1,568,175
Hologic, Inc.*	25,000	1,389,750
Zimmer Holdings, Inc.*	32,300	2,514,878
		6,496,217
Hospital Supply and Management – 1.17%
Stryker Corporation	19,200	1,248,960

Hotels and Gaming – 3.54%
International Game Technology	66,900	2,690,049
Las Vegas Sands, Inc.*	14,800	1,089,872
		3,779,921
Household –– General Products – 3.44%
Colgate–Palmolive Company	26,400	2,056,824
Procter & Gamble Company (The)	23,100	1,618,617
		3,675,441
Insurance –– Life – 2.43%
Aflac Incorporated	39,900	2,591,505

Insurance –– Property and Casualty – 0.05%
Ambac Financial Group, Inc.	8,900	51,175

Non–Residential Construction – 0.77%
Fluor Corporation	5,800	818,728

Petroleum –– Services – 7.07%
Schlumberger Limited	25,100	2,183,700
Smith International, Inc.	27,900	1,792,017
Transocean Inc.	18,002	2,433,870
Weatherford International Ltd.*	15,800	1,145,026
		7,554,613
Restaurants – 1.55%
YUM! Brands, Inc.	44,600	1,659,566

Retail –– General Merchandise – 1.89%
Kohl's Corporation*	18,000	772,020
Target Corporation	24,500	1,241,660
		2,013,680
Security and Commodity Brokers – 1.22%
Goldman Sachs Group, Inc. (The)	7,900	1,306,581

Timesharing and Software – 2.60%
Amazon.com, Inc.*	5,800	413,569
Google Inc., Class A*	2,900	1,278,943
Visa Inc., Class A*	17,400	1,085,064
		2,777,576
Trucking and Shipping – 1.07%
Expeditors International of Washington, Inc.	25,400	1,145,667

Utilities –– Telephone – 3.18%
China Mobile (Hong Kong) Limited, ADR	29,800	2,235,298
Crown Castle International Corp.*	33,600	1,158,864
		3,394,162
TOTAL COMMON STOCKS – 81.93%		$87,497,059

(Cost: $68,504,001)

	Principal Amount in
SHORT–TERM SECURITIES	Thousands

Beverages – 1.43%
PepsiCo, Inc.,
2.16%, 4–30–08	$1,536	1,533,327

Capital Equipment – 4.68%
Deere (John) Capital Corporation,
2.28%, 4–3–08	2,000	1,999,747
Illinois Tool Works Inc.,
2.2%, 4–18–08	3,000	2,996,883
		4,996,630
Electrical Equipment – 7.28%
W.W. Grainger, Inc.,
2.65%, 4–1–08	7,774	7,774,000

Household – General Products – 4.68%
Clorox Co.,
3.37%, 4–1–08	5,000	5,000,000

TOTAL SHORT–TERM SECURITIES – 18.07%		$19,303,957

(Cost: $19,303,957)

TOTAL INVESTMENT SECURITIES – 100.00%		$106,801,016

(Cost: $87,807,958)

Notes to Schedule of Investments

Certain acronyms may be used within the body of the Fund's holdings. The definitions of these acronyms are as follows: ADR – American Depositary Receipts; CMO – Collateralized Mortgage Obligation; GDR – Global Depositary Receipts; and REMIC – Real Estate Mortgage Investment Conduit.

*No dividends were paid during the preceding 12 months.

ITEM 2. CONTROLS AND PROCEDURES.

(a)
The Registrant's Principal Executive Officer and Principal Financial Officer, or persons performing similar functions, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, have concluded that such controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective and adequately designed to ensure that information required to be disclosed by the Registrant in its reports that it files or submits is accumulated and communicated to the Registrant's management, including the Principal Executive Officer and Principal Financial Officer, or persons performing similar functions, as appropriate, to allow timely decisions regarding required disclosure.

(b)
There were no significant changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)).

Attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Waddell & Reed Advisors Tax-Managed Equity Fund, Inc.
(Registrant)

By	/s/Kristen A. Richards
Kristen A. Richards, Vice President and Assistant Secretary

Date: May 29, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/Henry J. Herrmann
Henry J. Herrmann, Principal Executive Officer

Date: May 29, 2008

By	/s/Joseph W. Kauten
Joseph W. Kauten, Principal Financial Officer

Date: May 29, 2008